Foreign currency gains (losses), net - Summary of foreign currency gains (losses), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency gains (losses), net
Foreign currency gains	€ 184,079	€ 50,707	€ 65,594
Foreign currency losses	(105,265)	(88,930)	(42,389)
Total	€ 78,814	€ (38,223)	€ 23,205